Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 16 – Commitments and contingencies

Legal contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Management fee commitment

The total future minimum property management expenses from operating lease commitments with respect to the office as of December 31, 2023 are payable as follows:

Twelve months ending December 31,	Management fee commitment

2024	$4,134